Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
VAT	$ 16,903	$ 22,775	$ 53,762
Advertising expenses	214	8,988	12,930
Accounting pronouncement effective date	Jan. 01, 2014
Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of uncertain tax positions likelihood of being sustained	50.00%
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	13.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate	6.00%
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate	5.00%
Business tax	61	324	78
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income	146	232	224
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income	211
Liability on government grant	$ 2,180	$ 995	$ 683
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives	50 years